Report of Directors Corporate Governance - Notes to the single figure of remuneration - Benefits (Details) - Noel Quinn - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Insurance benefit (non-taxable)	£ 82	£ 67
Car and driver (UK and Hong Kong)	£ 69	£ 87